As filed with the Securities and Exchange Commission on September 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21499

NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180

(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer
Neuberger Berman Dividend Advantage Fund Inc.
605 Third Avenue, 2nd Floor

New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600

(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

July 31, 2009 Schedule of Investments Dividend Advantage Fund Inc. (UNAUDITED)

Number of Shares		Value† ($000's omitted)
Common Stocks (131.4%)
Aerospace & Defense (1.7%)
14,400	United Technologies	784
Air Freight & Logistics (2.1%)
17,900	United Parcel Service	962
Apartments (7.6%)
16,400	American Campus Communities	376
11,902	AvalonBay Communities	693
19,600	Camden Property Trust	578
51,700	Equity Residential	1,241
10,400	Essex Property Trust	676	È
		3,564
Beverages (4.4%)
15,300	Diageo PLC ADR	954
19,100	PepsiCo, Inc.	1,084
		2,038
Diversified (2.2%)
19,637	Vornado Realty Trust	1,002
Diversified Telecommunication Services (4.3%)
46,100	AT&T Inc.	1,209
35,500	BCE Inc.	818
		2,027
Electric Utilities (11.4%)
12,800	Entergy Corp.	1,028
18,900	Exelon Corp.	961
20,500	FirstEnergy Corp.	845
24,000	FPL Group	1,360
23,100	ITC Holdings	1,102
		5,296
Electrical Equipment (4.8%)
60,200	ABB Ltd.	1,101
27,700	Rockwell Automation	1,147
		2,248
Food Products (4.5%)
22,900	Kraft Foods	649
16,500	Nestle SA ADR	678
28,600	Unilever NV	778
		2,105
Health Care (6.7%)
48,100	HCP, Inc.	1,239
25,500	Nationwide Health Properties	740
23,300	OMEGA Healthcare Investors	389
22,000	Ventas, Inc.	777
		3,145
Hotels, Restaurants & Leisure (2.4%)
9,900	McDonald's Corp.	545
23,900	Starwood Hotels & Resorts Worldwide	564
		1,109
Industrial (3.0%)
31,100	AMB Property	616
88,300	DCT Industrial Trust	403
11,300	EastGroup Properties	392
		1,411
Industrial Conglomerates (2.4%)
15,900	3M Co.	1,121
Insurance (6.7%)
31,000	Endurance Specialty Holdings	1,034
53,800	Marsh & McLennan	1,099
39,700	Willis Group Holdings	989
		3,122
Lodging (1.7%)
54,400	Host Hotels & Resorts	494	È
19,700	LaSalle Hotel Properties	294
		788
Machinery (4.2%)
15,300	Deere & Co.	669
43,900	Ingersoll-Rand PLC	1,268
		1,937
Media (4.4%)
86,100	CBS Corp. Class B	705	È
45,000	Regal Entertainment Group	560
30,100	Time Warner	802
		2,067
Mixed (1.5%)
31,200	Duke Realty	296
7,700	PS Business Parks	398
		694
Multi-Utilities (6.3%)
18,600	NSTAR	597
13,500	PG&E Corp.	545	È
86,700	TECO Energy	1,170
14,300	Wisconsin Energy	614	È
		2,926
Office (8.4%)
18,700	Alexandria Real Estate Equities	713	È
27,400	Boston Properties	1,449
61,000	Brandywine Realty Trust	499
12,600	Corporate Office Properties Trust	427
19,900	Highwoods Properties	510
12,600	SL Green Realty	325	È
		3,923
Oil, Gas & Consumable Fuels (6.6%)
47,300	Canadian Oil Sands Trust	1,192
67,700	Spectra Energy	1,243
38,300	The Williams Companies	639
		3,074
Pharmaceuticals (5.6%)
13,000	Abbott Laboratories	585
22,000	Johnson & Johnson	1,340
23,400	Merck & Co.	702
		2,627
Real Estate Management & Development (0.6%)
31,400	Brookfield Properties	297
Regional Malls (5.6%)
19,769	Macerich Co.	389	È
39,985	Simon Property Group	2,228
		2,617
Road & Rail (2.6%)
28,200	Norfolk Southern	1,220
Self Storage (4.5%)
23,300	Public Storage	1,691	È
14,700	Sovran Self Storage	396
		2,087
Semiconductors & Semiconductor Equipment (1.8%)
43,600	Intel Corp.	839
Shopping Centers (4.6%)
17,855	Acadia Realty Trust	244
13,200	Federal Realty Investment Trust	753
26,900	Kimco Realty	265
12,800	Regency Centers	411
13,900	Tanger Factory Outlet Centers	494
		2,167
Specialty (5.6%)
32,600	Digital Realty Trust	1,322	È
25,700	Dupont Fabros Technology	275	È
13,800	Plum Creek Timber Company	431
15,000	Rayonier Inc.	585	È
		2,613
Thrifts & Mortgage Finance (1.9%)
78,700	New York Community Bancorp	861
Water Utilities (1.3%)
34,600	Aqua America	625
Total Common Stocks (Cost $58,549)		61,296
Convertible Preferred Stocks (3.4%)
Metals & Mining (3.4%)
17,200	Freeport-McMoRan Copper & Gold (Cost $1,283)	1,587	È
Short-Term Investments (14.9%)
2,717,710	Neuberger Berman Prime Money Fund Trust Class	2,718	@ØØ
4,202,302	Neuberger Berman Securities Lending Quality Fund, LLC	4,244	‡
Total Short-Term Investments (Cost $6,962)		6,962
Total Investments (149.7%) (Cost $66,794)		69,845	##
Liabilities, less cash, receivables and other assets [(43.8%)]		(20,426)
Liquidation Value of Perpetual Preferred Shares [(5.9%)]		(2,750)
Total Net Assets Applicable to Common Shareholders (100.0%)		$46,669

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†

The value of investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the “Fund”) is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), investments held by the Fund are carried at “fair value” on a recurring basis. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Fund’s investments, some of which are discussed above.

In addition, effective July 31, 2009, the Fund adopted FASB Staff position (“FSP”) No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP No. 157-4”). FSP No. 157-4 emphasizes that the objective of fair value measurement described in FAS 157 remains unchanged and provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased, as well as identifying circumstances that indicate that transactions are not orderly. FSP No. 157-4 identifies factors to be considered when determining whether or not a market is inactive and indicates that if a market is determined to be inactive and/or current market prices are reflective of “ distressed sales” significant management judgment may be necessary to estimate fair value in accordance with FAS 157.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of July 31, 2009:

Neuberger Berman (000’s omitted)
Investments	Level 1	Level 2	Level 3	Total
Common Stocks^	$61,296	$—	$—	$61,296
Convertible Preferred Stocks^	1,587	—	—	1,587
Short-Term Investments	—	6,962	—	6,962
Total Investments	$62,883	$6,962	$—	$69,845

^	The Schedule of Investments provides information on the industry categorization for the portfolio.

##

At July 31, 2009, the cost of investments for U.S. federal income tax purposes was $73,438,000. Gross unrealized appreciation of investments was $574,000 and gross unrealized depreciation of investments was $4,167,000, resulting in net unrealized depreciation of $3,593,000 based on cost for U.S. federal income tax purposes.

ØØ	All or a portion of this security is segregated in connection with obligations for security lending.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

@

During the period ended July 31, 2009, Neuberger Berman Prime Money Fund ("Prime Money") was also managed by Management and may have been considered an affiliate since it had the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may have owned 5% or more of the outstanding voting securities of Prime Money.

È	All or a portion of this security is on loan.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 22, 2009

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: September 22, 2009